Stockholders' Equity (Deficiency) (Details Textual) (USD $)	1 Months Ended	0 Months Ended		1 Months Ended	3 Months Ended	12 Months Ended		0 Months Ended		1 Months Ended
	Nov. 18, 2014 employees Consultant	Sep. 15, 2014	Jan. 13, 2014	Jan. 31, 2014	Sep. 30, 2014	Dec. 31, 2014 employees	Dec. 31, 2013 employees	Aug. 21, 2014 Purchasers	Jun. 17, 2014	Feb. 21, 2014	Feb. 27, 2015
Proceeds from issuance of stock, value							$ 51,000
Common stock issued						24,762,360	21,937,822
Common stock, par value						$ 0.0001	$ 0.0001
Stock sold in private offering, warrant shares		2,127,273
Common stock exercise price		$ 2.75
Gross proceeds from Issuance of common stock							51,000
Proceeds from public offering		4,954,042
Warrant received by private placement agent				41,539
Warrants issued to purchase common stock		2,127,273
Proceeds from Warrant Exercises						1,470,000	300,000
Warrant exercise price											$ 3.288
Warrant term		5 years
Inducement costs						1,262,068
Stock issued under LTIP - shares						2,476,236
Restricted shares issued	215,000		261,131
Restricted shares issued, fair value	451,500
Number of non executive under plan	6					5	4
Number Of Consultant	1
Long-term stock incentive plan description						The maximum aggregate number of shares of common stock that may be issued under the LTIP, including stock awards and stock appreciation rights, is limited to 10% of the shares of common stock outstanding on the first business or trading day of any fiscal year, which is 2,476,236 at December 31, 2014
Additional paid-in capital						11,562,887	(80,177)
Percentage of liquidated damage						2.00%
Additional inducement expense					718,110
Stock issued during the plan					232,360	171,485	100,000
Stock issued during the plan, shares						55,497	100,000
Shares issued to executive and non-executive						275,225
Shares issued to executive and non-executive, Shares						112,500
Shares available to be issued						2,183,506
Shares, Issued						292,730
Expense on restricted stock awards						26,833
Director [Member]
Restricted shares issued							48,833
Restricted shares issued, fair value							30,000
Number of non executive under plan						3	2
Stock issued during the plan						31,397
Stock issued during the plan, shares						80,000
Officer [Member]
Number of Executive						1
Stock issued during the plan, shares						55,497
Shares issued to executive and non-executive						275,225
January 13, 2014 offering [Member]
Closing balance of private offering						1,000,000
Exercised oversubscription amount in offering						350,000
Proceeds from issuance of stock, value						1,350,000
Common stock issued						415,387
Common stock, par value						$ 0.0001
Proceeds from private offering						450,000
Securities Purchase Agreement [Member]
Stock sold in private offering, warrant shares						1,350,000
Common stock exercise price						$ 3.25		$ 3.00
Warrant term								5 years
Number of warrants exercised								100,000
Percentage of liquidated damage								2.00%
Number of purchasers								2
December 2013 Offering [Member]
Stock sold in private offering, warrant shares						138,463
Common stock exercise price						$ 3.25
Common stock unit under public offering						138,463
Gross proceeds from Issuance of common stock						450,000
Offering costs						56,820
Retirement of common stock by officers, shares						138,463
January 2014 Offering [Member]
Stock sold in private offering, warrant shares						276,924
Common stock exercise price						$ 3.25
Common stock unit under public offering						276,924
Gross proceeds from Issuance of common stock						900,000
Offering costs						100,006
Retirement of common stock by officers, shares						276,924
Maximum [Member]
Common stock exercise price			3.00
Minimum [Member]
Common stock exercise price			2.00
Common Stock [Member]
Proceeds from issuance of stock, value							20
Common stock issued					500,000
Common stock exercise price					$ 3.00				$ 3.00
Common stock unit under public offering							138,463
Offering costs					30,000
Public offering price per share		$ 2.75
Retirement of common stock by officers, shares						(676,924)	(138,463)
Proceeds from Warrant Exercises					1,500,000
Warrant term									5 years
Number of warrants exercised									400,000
Warrants [Member]
Public offering price per share		$ 2.75
Retirement of common stock by officers, shares					400,000
Unrealized gain on derivative liabilities										448,072
Derivative liability			3,450,976
Warrant exercise price			3.25			$ 2.80	$ 3.23
Warrant term			5 years
Number of warrants exercised						(500,000)				1,391,539
Additional paid-in capital										$ 4,514,772
Warrants [Member] | December 2013 Offering [Member]
Common stock unit under public offering						450,000
Warrants [Member] | January 2014 Offering [Member]
Common stock unit under public offering						900,000
Warrants [Member] | Maximum [Member]
Warrant exercise price										$ 3.25
Warrants [Member] | Minimum [Member]
Warrant exercise price										$ 3.00